Share capital	12 Months Ended
Dec. 31, 2025
Share capital

13.	Share capital

Common Shares

	Number of Shares	Amount
Authorized – Unlimited number of common shares

Issued and outstanding
Outstanding at December 31, 2023	155,925,779	$127,359
Shares issued for cash	12,259,413	8,320
Shares issued for settlement of debt	1,875,857	1,572
Shares issued for conversion of debt	6,886,167	9,265
Outstanding at December 31, 2024	176,947,216	$146,516
Shares issued for cash, net of issuance costs	49,606,881	285,426
Shares issued for exercise of stock options	8,054,911	6,599
Shares issued for exercise of CDI options	13,931,501	54,325
Shares issued for exercise of warrants	6,321,538	10,037
Shares issued for settlement of RSUs	786,089	2,837
Shares issued for settlement of debt	66,667	90
Shares issued for conversion of debt	5,714,120	49,749
Shares issued on acquisition of 100% of US Tungsten Inc.	1,347,305	12,463
Outstanding at December 31, 2025	262,776,228	$568,042

During January 2024, Almonty issued 6,886,167 common shares as conversion of a $9,265 debt.

During February 2024, Almonty issued 1,722,210 common shares as settlement of a $1,395 debt.

During March to May 2024, Almonty issued 3,569,449 common share units for proceeds totaling $2,945 in conjunction with the closing of a non-brokered private placement. Each unit is comprised of one common share and one warrant, with each warrant enabling the holder to acquire one additional common share with an exercise price of $1.11, expiring two years from the date of issuance. The warrants were valued at $651 using the weighted average fair value. The fair value of the warrants was determined using the Black-Scholes Option Pricing Model using the following assumptions: Risk-free rate – 4.17% - 4.25%; expected volatility – 57.00% - 58.15%; expected life – 2 years; dividend rate – nil.

During March to May 2024, Almonty issued 4,301,075 CDI units for proceeds totaling $3,548 in conjunction with the closing of a non-brokered private placement. Each unit is comprised of one CDI and one warrant, with each warrant enabling the holder to acquire one additional common share with an exercise price of AUD $1.26, expiring two years from date of issuance. The warrants were valued at $1,024 using the weighted average fair value. The fair value of the warrants was determined using the Black-Scholes Option Pricing Model using the following assumptions: Risk-free rate – 4.17% - 4.23%; expected volatility – 57.03% - 61.66%; expected life – 2 years; dividend rate – nil.

During December 2024, Almonty issued 1,333,333 common share units for proceeds totaling $1,640 in conjunction with the closing of a non-brokered private placement. Each unit is comprised of one common share and one warrant, with each warrant enabling the holder to acquire one additional common share with an exercise price of $1.71, expiring three years from the date of issuance. The warrants were valued at $386 using the weighted average fair value. The fair value of the warrants was determined using the Black-Scholes Option Pricing Model using the following assumptions: Risk-free rate – 2.97%; expected volatility – 53.65%; expected life – 3 years; dividend rate – nil.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

During December 2024, Almonty issued 3,055,556 CDI units for proceeds totaling $3,677 (AUD$4,125) in conjunction with the closing of a non-brokered private placement. Each unit is comprised of one CDI and one warrant, with each warrant enabling the holder to acquire one additional common share with an exercise price of AUD $1.875, expiring three years from the date of issuance. The warrants were valued at $1,140 using the weighted average fair value. The fair value of the warrants was determined using the Black-Scholes Option Pricing Model using the following assumptions: Risk-free rate – 2.90%; expected volatility – 53.38%; expected life – 3 years; dividend rate – nil.

During December 2024, Almonty issued 153,647 common shares as settlement of a $177 debt.

During January 2025, Almonty issued 5,000,000 CDI units, for net proceeds totaling $5,803 (AUD $6,750), in conjunction with the closing of a non-brokered private placement. Each unit is comprised of one CDI and one warrant, with each warrant enabling the holder to acquire one additional common share with an exercise price of AUD $1.875, expiring January 14, 2028. The warrants were initially valued at $1,528 and subsequently revalued at December 31, 2025 at $739 (December 31, 2024 - $nil).

During January 2025, Almonty issued 1,684,659 common share units for net proceeds totaling $1,755 in conjunction with the closing of a non-brokered private placement. Each unit is comprised of one common share and one warrant, with each warrant enabling the holder to acquire one additional common share with an exercise price of $1.71, expiring three years from the date of issuance. The warrants were valued at $586 using the weighted average fair value. The fair value of the warrants was determined using the Black-Scholes Option Pricing Model using the following assumptions: Risk-free rate – 2.64%; expected volatility – 54.08%; expected life – 3 years; dividend rate – nil.

During January 2025, Almonty issued 66,667 common shares as settlement of a $90 debt.

During February 2025, Almonty issued 2,222,222 CDI units, for net proceeds totaling $2,817 (AUD $3,000), in conjunction with the closing of a non-brokered private placement. Each unit is comprised of one CDI and one warrant, with each warrant enabling the holder to acquire one additional common share with an exercise price of AUD $1.875, expiring February 7, 2028. The warrants were initially valued at $972 and subsequently revalued at December 31, 2025 at $1,566 (December 31, 2024 - $nil).

During May 2025, Almonty issued 120,475 common shares upon conversion of an outstanding $230 debenture. The fair value of the embedded derivative portion of this debenture of $234 was recognized upon conversion.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

During June 2025, Almonty issued 793,646 common shares upon conversion of an outstanding $1,536 debenture. The fair value of the embedded derivative portion of this debenture of $2,420 was recognized upon conversion.

During July 2025, Almonty issued 20,000,000 common shares in the United States, for net proceeds totaling $109,952, in conjunction with a public offering and a concurrent listing on the Nasdaq Capital Markets.

During September 2025, Almonty issued 133,333 common shares upon conversion of an outstanding $179 debenture. The fair value of the embedded derivative portion of this debenture of $428 was recognized upon conversion.

During November 2025, Almonty issued 1,347,305 common shares, at a market price of $9.25 per common share, amounting to $12,463, as consideration for 100% of US Tungsten Inc. (see Note 14(a)).

During December 2025, Almonty issued 20,700,000 common shares in the United States, for net proceeds totaling $168,185, in conjunction with the underwriters’ over-allotment option.

During December 2025, Almonty issued 2,666,666 common shares upon conversion of an outstanding $3,098 (US$2,000) debenture and 2,000,000 common shares upon conversion of an outstanding $2,323 (US $1,500) debenture. The fair value of the embedded derivative portion of these debentures of $22,458 and $16,843 was recognized upon conversion.

Warrants and CDI options

For the years ended December 31, 2025 and 2024, the outstanding warrants and CDI options, all of which are exercisable, are summarized as follows:

	Number of CDI Options	Number of Warrants	Total Number Outstanding
Warrants outstanding at December 31, 2023	5,626,363	5,325,114	10,951,477
Warrants issued	7,356,632	4,902,782	12,259,414
Warrants expired	(4,907,424)	(476,190)	(5,383,614)
Warrants outstanding at December 31, 2024	8,075,571	9,751,706	17,827,277
Warrants issued	7,222,222	1,684,666	8,906,888
Warrants exercised	(13,931,501)	(6,321,538)	(20,253,039)
Warrants expired	-	(1,197,090)	(1,197,090)
Warrants outstanding at December 31, 2025	1,366,292	3,917,744	5,284,036

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

The following table discloses the average exercise price, number of CDI options and contractual life as at December 31, 2025:

Range of Exercise Prices	Number Outstanding and Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$ 1.68 (AUD $1.88)	1,366,292	2.04	$1.68
Total CDI Options	1,366,292	2.04	$1.68

The following table discloses the average exercise price, number of warrants and contractual life as at December 31, 2025:

Range of Exercise Prices	Number Outstanding and Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$ 0.68 - $ 0.90	1,481,480	0.82	$0.79
$ 1.11 - $ 1.13	1,984,931	0.21	$1.11
$ 1.71 - $ 1.85	451,333	2.08	$1.71
Total Warrants	3,917,744	0.66	$1.06

Incentive stock options

Under the Company’s Omnibus Equity Incentive Plan (the “Omnibus Plan”) and the Company’s Third Amended and Restated Incentive Stock Option Plan (which was superseded and replaced by the Omnibus Plan), the Company can grant stock options to directors, officers, employees and consultants for common shares of Almonty. Under the Omnibus Plan, the exercise price of a stock option may not be less than the closing market price during the trading day immediately preceding the date of the grant of the stock option, less any applicable discount allowed by the TSX. Stock options can be granted for a maximum term of 15 years and vest at the discretion of the Board of Directors. The Omnibus Plan was re-approved by Almonty’s shareholders at its Annual and Special Meeting of Shareholders held on April 30, 2025. The Company’s stock options do not include CDI options.

For the year ended December 31, 2025 and 2024, the outstanding stock options are summarized as follows:

Number of Stock Options
Options outstanding at December 31, 2023	11,383,334
Options granted	3,803,334
Options expired	(666,667)
Options outstanding at December 31, 2024	14,520,001
Options granted	2,564,663
Options exercised	(8,054,911)
Options forfeited upon cashless exercise	(1,831,775)
Options expired	(66,666)
Options outstanding at December 31, 2025	7,131,312

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

The following table discloses the average exercise price, number of options and contractual life as at September 30, 2025:

Range of Exercise Prices	Number Outstanding	Number Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$0.78 - $ 1.79	4,866,648	4,866,648	2.77	$1.03
$2.43 - $ 3.86	2,064,664	1,878,262	4.29	$3.55
$8.93	200,000	200,000	4.91	$8.93
Total Options	7,131,312	6,944,910	3.27	$1.98

During January 2024, the Company granted 666,666 stock options to employees and consultants of the Company pursuant to the Company’s stock option plan then in effect. The stock options vested immediately and are exercisable for a period of five years from the grant date at $0.84 per common share. The grant resulted in the recording of share-based compensation expense of $312 for the year ended December 31, 2024. The value of the stock options granted was determined using the Black-Scholes Option Pricing Model using a risk-free interest rate of 3.32%, volatility of 62.99% based on historical volatility, expected life of five years, and no expected dividend yield.

During May 2024, the Company granted 850,000 stock options to employees and consultants of the Company pursuant to the Company’s stock option plan then in effect. The stock options vested immediately and are exercisable for a period of five years from the grant date at an average of $0.99 per common share. The grant resulted in the recording of share-based compensation expense of $312 for the year ended December 31, 2024. The value of the stock options granted was determined using the Black-Scholes Option Pricing Model using a risk-free interest rate of 3.32%, volatility of 62.99% based on historical volatility, expected life of five years, and no expected dividend yield.

During July 2024, the Company granted 2,020,000 stock options to employees and consultants of the Company pursuant to the Company’s stock option plan then in effect. The stock options vested immediately and are exercisable for a period of five years from the grant date at $0.99 per common share. The grant resulted in the recording of share-based compensation expense of $1,104 for the year ended December 31, 2024. The value of the stock options granted was determined using the Black-Scholes Option Pricing Model using a risk-free interest rate of 3.49%, volatility of 61.75% based on historical volatility, expected life of five years, and no expected dividend yield.

During August 2024, the Company granted 133,333 stock options to employees and consultants of the Company pursuant to the Company’s stock option plan then in effect. The stock options vested immediately and are exercisable for a period of five years from the grant date at $1.028 per common share. The grant resulted in the recording of share-based compensation expense of $86 for the year ended December 31, 2024. The value of the stock options granted was determined using the Black-Scholes Option Pricing Model using a risk-free interest rate of 2.98%, volatility of 61.38% based on historical volatility, expected life of five years, and no expected dividend yield.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

During November 2024, the Company granted 133,333 stock options to employees and consultants of the Company pursuant to the Company’s stock option plan then in effect. The stock options vested immediately and are exercisable for a period of five years from the grant date at $1.22 per common share. The grant resulted in the recording of share-based compensation expense of $98 for the year ended December 31, 2024. The value of the stock options granted was determined using the Black-Scholes Option Pricing Model using a risk-free interest rate of 3.10%, volatility of 61.51% based on historical volatility, expected life of five years, and no expected dividend yield.

During February 2025, the Company granted 166,666 stock options to employees and consultants of the Company pursuant to the Company’s stock option plan then in effect. The stock options vested immediately and are exercisable for a period of five years from the grant date at $1.79 per common share. The grant resulted in the recording of share-based compensation expense of $204. The value of the stock options granted was determined using the Black-Scholes Option Pricing Model using a risk-free interest rate of 2.66%, volatility of 60.54% based on historical volatility, expected life of five years, and no expected dividend yield.

During February 2025, the Company granted 133,333 stock options to employees and consultants of the Company pursuant to the Company’s stock option plan then in effect. The stock options vested immediately and are exercisable for a period of five years from the grant date at $2.87 per common share. The grant resulted in the recording of share-based compensation expense of $206. The value of the stock options granted was determined using the Black-Scholes Option Pricing Model using a risk-free interest rate of 2.76%, volatility of 61.48% based on historical volatility, expected life of five years, and no expected dividend yield.

During March 2025, the Company granted 348,000 stock options to employees and consultants of the Company pursuant to the Company’s stock option plan then in effect. The stock options vest over three years and are exercisable for a period of five years from the grant date at $2.83 per common share. The grant resulted in the recording of share-based compensation expense of $328. The value of the stock options granted was determined using the Black-Scholes Option Pricing Model using a risk-free interest rate of 2.69%, volatility of 60.34% based on historical volatility, expected life of five years, and no expected dividend yield.

During March 2025, the Company granted 100,000 stock options to employees and consultants of the Company pursuant to the Company’s stock option plan then in effect. The stock options vest immediately and are exercisable for a period of five years from the grant date at $2.43 per common share. The grant resulted in the recording of share-based compensation expense of $120. The value of the stock options granted was determined using the Black-Scholes Option Pricing Model using a risk-free interest rate of 2.72%, volatility of 60.20% based on historical volatility, expected life of five years, and no expected dividend yield.

During April 2025, the Company granted 1,616,664 stock options to employees and consultants of the Company pursuant to the Company’s stock option plan then in effect. The stock options vested immediately and are exercisable for a period of five years from the grant date at $3.86 per common share. The grant resulted in the recording of share-based compensation expense of $3,302. The value of the stock options granted was determined using the Black-Scholes Option Pricing Model using a risk-free interest rate of 2.67%, volatility of 62.20% based on historical volatility, expected life of five years, and no expected dividend yield.

During November 2025, the Company granted 200,000 stock options to employees and consultants of the Company pursuant to the Company’s stock option plan then in effect. The stock options vested immediately and are exercisable for a period of five years from the grant date at $8.93 per common share. The grant resulted in the recording of share-based compensation expense of $1,128. The value of the stock options granted was determined using the Black-Scholes Option Pricing Model using a risk-free interest rate of 2.71%, volatility of 72.68% based on historical volatility, expected life of five years, and no expected dividend yield.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

Restricted share units (“RSUs”)

RSUs granted under the Company’s Restricted Share Unit Plan (“RSU Plan”) or Omnibus Plan to employees vest in accordance with the conditions determined at the time of grant. RSUs issued were valued based on the value of the underlying shares at the date of issuance.

For the year ended December 31, 2025 and 2024, the outstanding RSUs, are summarized as follows:

Number of RSUs
RSUs outstanding at December 31, 2023	1,166,667
RSUs granted	1,400,000
RSUs outstanding at December 31, 2024	2,566,667
RSUs granted	1,497,195
RSUs settled	(786,089)
RSUs outstanding at December 31, 2025	3,277,773

The following table discloses the number of RSUs and contractual life as at December 31, 2025:

Range of Exercise Prices	Number Outstanding	Number Vested	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$ 0.78 - $ 2.46	1,766,665	1,581,095	1.43	$1.01
$ 3.27 - $ 4.48	799,998	717,354	2.27	$3.38
$ 5.91 - $ 8.73	711,110	733,332	2.70	$6.36
Total RSUs	3,277,773	3,031,781	1.91	$2.75

During July 2024, the Company granted 1,400,000 RSUs to directors of the Company under its RSU Plan, vesting in three equal tranches over a 24-month period, with one-third vesting on the grant date and one-third on the first anniversary of the grant date and one-third on the second anniversary of the grant date. The RSUs were determined to have a value of $1,386 based on the share price at the date of grant. A share-based compensation of $853 related to these RSUs was recorded during the year ended December 31, 2025 (December 31, 2024 - $415).

During the year ended December 31, 2025, the Company granted 763,863 RSUs to directors of the Company under its RSU Plan, which vested on the grant date. The RSUs were determined to have a value of $2,730 based on the share price at the date of grant. A share-based compensation of $2,730 related to these RSUs was recorded during the year ended December 31, 2025.

During April 2025, the Company granted 666,666 RSUs to an employee of the Company under its RSU Plan, vesting at the completion of certain key events. The RSUs were determined to have a value of $2,150 based on the share price at the date of grant. A share-based compensation of $1,883 related to these RSUs was recorded during the year ended December 31, 2025.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

During December 2025, the Company granted 66,666 RSUs to an employee of the Company under its RSU Plan, vesting in three tranches over a 21-month period, with one-third vesting on the grant date, one-third vesting 9 months after the grant and one-third 21 months after the grant date. The RSUs were determined to have a value of $597 based on the share price at the date of grant. A share-based compensation of $231 related to these RSUs was recorded during the year ended December 31, 2025.

Commitment to issue shares

During the year ended December 31, 2025, a EUR7,900 secured convertible debenture (Note 11(c)(x)) was deemed to have been converted into equity for which shares were issued subsequent to year-end (Note 24(a)).